BNY Mellon Funds Trust (the "Trust")

-          BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”)

Incorporated herein by reference, on behalf of the Fund, is the supplement to the Trust's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 17, 2013 (SEC Accession No. 0001111565-13-000099).